Employee Benefit Plans (Stock Based Compensation) (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Document Fiscal Year Focus		2019
Cost of Share Based Payments		$ 356	$ 251	$ 192
Equity Awards Vested and Expected to Vest, Remaining Term		2 years 10 months 24 days
Expected Volatility				19.00%
Expected Volatility, Minimum		18.80%	17.50%
Expected Volatility, Maximum		19.70%	21.10%
Expected term (in years)				6 years 6 months
Weighted-average volatility		20.00%	18.00%	19.00%
Expected dividend yield		2.40%	2.20%	2.40%
Risk-free rate, minimum		2.30%	1.30%	0.50%
Risk-free rate, maximum		2.70%	2.70%	2.50%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized		184,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant		42,000
Expected Range Of Shares Awarded Annually Under Long Term Incentive Plan		1.0% to 1.5%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 6 months	6 years 6 months
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)		6 years 7 months 6 days	6 years 7 months 6 days
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period Start, Shares		1,603
Granted, Shares		339
Exercised/earned, Shares		317
Cancelled, Shares		57
Period End, Shares		1,568	1,603
Period Start, Average Price	[1]	$ 99.89
Granted, Average Price	[1]	124.72
Exercised/Earned, Average Price	[1]	88.61
Cancelled, Average Price	[1]	121.69
Period End, Average Price	[1]	$ 106.75	$ 99.89
Share-based Compensation Arrangement by Share-based Payment Award, Ancillary		0
Share-based Compensation Arrangement by Share-based Payment Award, Ancillary, Average Price		$ 0
Stock Appreciation Rights (SARs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period Start, Shares		32,066
Granted, Shares		8,081
Exercised/earned, Shares		6,843
Cancelled, Shares		591
Period End, Shares		32,713	32,066
Period Start, Average Price	[1]	$ 99.95
Granted, Average Price	[1]	123.54
Exercised/Earned, Average Price	[1]	84.44
Cancelled, Average Price	[1]	122.76
Period End, Average Price	[1]	$ 108.61	$ 99.95
Share-based Compensation Arrangement by Share-based Payment Award, Ancillary		0
Share-based Compensation Arrangement by Share-based Payment Award, Ancillary, Average Price		$ 0
Performance Share Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period Start, Shares		1,806
Granted, Shares		839
Exercised/earned, Shares		758
Cancelled, Shares		69
Period End, Shares		1,919	1,806
Period Start, Average Price	[2]	$ 110.41
Granted, Average Price	[2]	121.22
Exercised/Earned, Average Price	[2]	95.28
Cancelled, Average Price	[2]	118.21
Period End, Average Price	[2]	$ 120.04	$ 110.41
Share-based Compensation Arrangement by Share-based Payment Award, Ancillary		101
Share-based Compensation Arrangement by Share-based Payment Award, Ancillary, Average Price		$ 95.28
Other Incentive Shares/Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period Start, Shares		3,047
Granted, Shares		1,223
Exercised/earned, Shares		816
Cancelled, Shares		135
Period End, Shares		3,319	3,047
Share-based Compensation Arrangement by Share-based Payment Award, Ancillary		0
Stock Options/Stock Appreciation Rights SARS [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Awards Vested and Expected to Vest, Awards		33,769
Equity Awards Vested and Expected to Vest, Average Price	[3]	$ 107.58
Equity Awards Vested and Expected to Vest, Average Intrinsic Value		$ 1,424
Equity Awards Vested and Expected to Vest, Remaining Term		5 years 10 months 24 days
Equity Awards That Are Exercisable, Awards		19,285
Equity Awards That Are Exercisable, Average Price	[3]	$ 96.56
Equity Awards That Are Exercisable, Aggregate Intrinsic Value		$ 1,026
Equity Awards That Are Exercisable, Remaining Term		4 years
Performance Share Units/Other Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity Awards Vested and Expected to Vest, Awards		5,514
Equity Awards Vested and Expected to Vest, Average Price	[3]	$ 0
Equity Awards Vested and Expected to Vest, Average Intrinsic Value		$ 826
Equity Awards Vested and Expected to Vest, Remaining Term		2 years 1 month 6 days

[1]	weighted-average grant / exercise price
[2]	** ancillary shares earned based on actual performance achieved on the 2016 award
[3]	weighted-average exercise price per share